Contingent Payment (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure Of Contingent Liabilities In Business Combination [Abstract]
Summary of Contingent Payment

Total
As at December 31, 2017	206
Re-measurement (1)	494
Liabilities Settled or Payable	(65)
As at June 30, 2018	635
Less: Current Portion	214
Long-Term Portion	421

(1) Contingent payment is carried at fair value. Changes in fair value are recorded in net earnings.